Registration Nos. 033-07647
811-04782

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 20, 2016

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 215	[X]

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 217	[X]
(Check appropriate box or boxes)

HSBC FUNDS
(Exact name of registrant as specified in charter)
4249 Easton Way, Suite 400
Columbus, Ohio 43219-3035
(Address of principal executive offices)
Registrant's Telephone Number, including area code: (800) 782-8183

Richard A. Fabietti, President
452 Fifth Avenue
New York, New York 11108
(Name and address of agent for service)
Please send copies of all communications to:

David J. Harris, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on [date] pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on [date] pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-1A (File No. 033-07647) (the “Registration Statement”) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 19th day of July, 2016.

HSBC FUNDS

By:	/s/ Richard A. Fabietti
Richard A. Fabietti President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 19th day of July, 2016.

/s/ Richard A. Fabietti	/s/ Scott Rhodes
Richard A. Fabietti	Scott Rhodes
President	Treasurer

Susan C. Gause*	Susan S. Huang*
Trustee	Trustee

Thomas F. Robards*	Deborah Hazell*
Trustee	Trustee

Marcia L. Beck*
Trustee

*/s/ Ioannis Tzouganatos
Ioannis Tzouganatos

* Ioannis Tzouganatos, as attorney-in-fact pursuant to a power of attorney filed herewith.

EXHIBIT LIST

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase